Condensed Consolidated Statements of Changes in Mezzanine Capital - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 10,630	$ 15,866	$ 15,866	$ 41,255
Proceeds from capital calls to unitholders		130	130	205
Accretion of redeemable units to redemption value	4,777	7,912
Ending balance	15,407	23,908	10,630	15,866
Redeemable Class I Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	2,912	2,984	2,984	4,530
Proceeds from capital calls to unitholders		130	130	205
Accretion of redeemable units to redemption value	1,214	424
Ending balance	4,126	3,538	2,912	2,984
Redeemable Class PCTA Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	7,718	12,882	12,882	36,725
Accretion of redeemable units to redemption value	3,563	7,488
Ending balance	$ 11,281	$ 20,370	$ 7,718	$ 12,882